Retirement Benefits (Schedule Of Amounts Recognized In Other Comprehensive Loss) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	$ 3,943	$ 4,179
Prior service cost (credit)	301	68
Amounts recognized in other comprehensive loss	4,244	4,247
Other Postretirement Benefit Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss (gain)	(78)	(181)
Prior service cost (credit)	(1,844)	(179)
Amounts recognized in other comprehensive loss	$ (1,922)	$ (360)